Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of maturity analysis of contract obligation for the construction of the newbuilds vessels

	Less than	Between	Between
Millions	1 year	1 and 2 years	2 and 5 years	Total
2023
Obligation in USD	328	833	180	1,341
Obligation in USD (in EUR)	296	752	163	1,211

Obligation in EUR	69	99	6	174
Total obligations (in EUR)	365	851	169	1,385
2022
Obligation in USD	—	197	619	816
Obligation in USD (in EUR)	—	187	588	775

Obligation in EUR	13	69	105	187
Total obligations (in EUR)	13	256	693	962

Schedule of analysis of maturity profile of the financial liabilities of the Company based on contractual undiscounted cash flows

	Less than	Between	Between
EUR’000	1 year	1 and 2 years	2 and 5 years	Total
2023
Trade and other payables	32,636	—	—	32,636
Payables to Related parties	162	—	—	162
Lease liabilities	601	392	—	993
Debt to credit institutions	799	—	204,773	205,572
Derivatives	4,004	5,683	12,274	21,961
	38,202	6,075	217,047	261,324
2022
Trade and other payables	8,822	—	—	8,822
Payables to Related parties	89	—	—	89
Lease liabilities	279	—	—	279
Debt to credit institutions	772	—	114,230	115,002
Derivatives	—	1,821	287	2,108
	9,962	1,821	114,517	126,300
2021
Trade and other payables	9,703	—	—	9,703
Payables to Related parties	63	—	—	63
Lease liabilities	298	209	—	507
Debt to credit institutions	28,599	14,476	30,000	73,075
	38,663	14,685	30,000	83,348

Schedule of changes in lease liabilities and change in the debts to credit institutes during the year

EUR’000	2023	2022	2021
Lease liabilities at 1 January (current and non-current lease)	279	507	792
Acquisition of subsidiaries	1,299	—	—
Exchange differences	(16)	—	—
Cash paid for lease obligations	(569)	(228)	(285)
Lease liabilities at 31 December (current and non-current lease)	993	279	507
Current	392	—	209
Non-current	601	279	298

Change in the debts to credit institutions during the year

EUR’000	2023	2022	2021
Debt to credit institutions at 1 January	(115,002)	(73,075)	(73,500)
Overdraft facility drawn	—	(16,067)	(8,998)
Loans repayment	115,000	65,000	10,000
Overdraft repayment	—	25,065	—
New loan	(211,934)	(115,000)	—
New loan interests	8,262	1,541	—
Write off of loan fees	(1,898)	(923)	—
Others	—	(1,543)	(577)
Debt to credit institutions at 31 December	(205,572)	(115,002)	(73,075)

Schedule of maturity analysis of derivative financial instruments

	Less than	Between	After		Carrying
EUR’000	1 year	1 and 2 years	2 years	Total	amount
2023
Derivative financial instruments
Interest rate swaps with a positive fair value	—	—	—	—	—
Interest rate swaps with a negative fair value	798	(3,166)	(11,862)	(14,229)	(11,855)
Gross settled foreign currency contracts, pay leg (EUR)	—	(183,741)	—	(183,741)	—
Gross settled foreign currency contracts, receive leg (USD)	—	178,403	—	178,403	(5,338)
	798	(8,504)	(11,862)	(19,567)	(17,193)
2022
Derivative financial instruments
Interest rate swaps with a positive fair value	(305)	1,158	4,231	5,084	3,376
Interest rate swaps with a negative fair value	—	—	(370)	(370)	(287)
Gross settled foreign currency contracts, pay leg (EUR)	—	(183,741)	—	(183,741)	—
Gross settled foreign currency contracts, receive leg (USD)	—	181,921	—	181,921	(1,821)
	(305)	(662)	3,861	2,894	1,268

Schedule of fair value measurement hierarchy of the Group's assets and liabilities

EUR’000	Level 1	Level 2	Level 3	Total
2023
Through the consolidated statement of profit and loss
Derivative assets	—	—	—	—
Total financial assets at fair value through the consolidated statement of profit and loss	—	—	—	—
Derivative liabilities	—	(403)	—	(403)
Total financial liabilities at fair value through the consolidated statement of profit and loss	—	(403)	—	(403)
Cash flow hedges:
Derivative assets	—	338	—	338
Derivative liabilities	—	(17,937)	—	(17,937)
2022
Through the consolidated statement of profit and loss
Derivative assets	—	363	—	363
Total financial assets at fair value through the consolidated statement of profit and loss	—	363	—	363
Derivative liabilities	—	—	—	—
Total financial liabilities at fair value through the consolidated statement of profit and loss	—	—	—	—
Cash flow hedges:
Derivative assets	—	3,013	—	3,013
Derivative liabilities	—	(2,108)	—	(2,108)